Fair Values Of Assets And Liabilities (Consideration Liability Measured at Fair Value on Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	$ 6,373	[1]
Warrants amended in connection with refinancing	72
Warrant exercise	(44)
Termination of common and preferred warrants	1,525
Balance at the end of period	25	[1]
Contingent Consideration [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the end of period	25	[1]	6,373	[1]
Warrants Liability [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	6,373		0
Warrants amended in connection with refinancing	72		0
Warrant exercise	(44)		0
Termination of common and preferred warrants	(1,524)		0
Change in fair value of warrants	(4,852)		525
Fair value recorded on the November 19, 2013 transaction date	0		5,848
Balance at the end of period	$ 25		$ 6,373

[1]	The Company has classified its warrants liability which could be potentially settled in cash within Level 3 because the fair values are determined using significant unobservable inputs into the Black-Scholes pricing model or the Monte Carlo simulation method.